Statement of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit
Balance at Dec. 22, 2013	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 22, 2013		0
Net loss	(89)	0	0	(89)
Balance at Dec. 31, 2013	$ (89)	$ 0	$ 0	$ (89)
Balance (in Shares) at Dec. 31, 2013		0